Summary of Significant Accounting Policies and Other Items - Debt Discount and Deferred Loan Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies and Other Items
original issue discount	$ 5,500
Amortization of the discount	800	$ 800	$ 900
Capitalized amount in connection with long term debt	6,000
Amortization of deferred loan costs	900	900	$ 1,000
Unamortized debt discount and deferred loan costs	$ 4,524	$ 6,276